Condensed Consolidated and Combined Statements of Financial Position - USD ($) $ in Millions	Mar. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Statement of Financial Position [Abstract]
Cash, cash equivalents, and restricted cash	$ 2,327		$ 1,445		$ 556
Receivables – net of allowances of $91 and $107	3,373		3,295		3,227
Due from related parties	31		17		32
Inventories	2,256	[1]	2,155	[1],[2]	1,946	[2]
Contract and other deferred assets	983		989		802
All other current assets	634		417		437
Current assets	9,604		8,318		7,000
Property, plant, and equipment – net	2,327		2,314		2,235
Goodwill	12,924		12,813		12,892
Other intangible assets – net	1,494		1,520		1,847
Deferred income taxes	4,336		1,550		1,287
All other assets	1,952		1,024		1,047
Total assets	32,637		27,539		26,308
Short-term borrowings	5		15		6
Accounts payable	2,977		2,944		2,540
Due to related parties	186		146		189
Contract liabilities	2,031		1,896		1,864
All other current liabilities	3,037		2,190		2,162
Current liabilities	8,236		7,191		6,761
Long-term borrowings	10,234		8,234		31
Compensation and benefits	5,372		549		751
Deferred income taxes	64		370		385
All other liabilities	1,834		1,603		1,484
Total liabilities	25,740		17,947		9,412
Commitments and contingencies
Redeemable noncontrolling interests	201		230		220
Common stock, par value $0.01 per share, 100,000 shares authorized, 100 shares issued and outstanding as of 2022; none issued and outstanding as of 2021	5		0		0
Additional paid-in capital	6,425		0
Retained earnings	185		0
Net parent investment	0		11,235		17,692
Accumulated other comprehensive income (loss) – net	75		(1,878)		(1,037)
Total equity attributable to GE HealthCare	6,690		9,357		16,655
Noncontrolling interests	6		5		21
Total equity	6,696		9,362		16,676
Total liabilities, redeemable noncontrolling interests, and equity	$ 32,637		$ 27,539		$ 26,308

[1]	Certain inventory items are long-term in nature and therefore have been recognized within All other assets in the Condensed Consolidated and Combined Statements of Financial Position.
[2]	Certain inventory items are long-term in nature and therefore have been recognized within All other assets in the Combined Statements of Financial Position. See the supplemental table for “All Other Current and Non-Current Assets” for further information.